UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment |_|; Amendment Number:
      This Amendment (Check only one). |_| is a restatement.
                                       |_| adds new holdings.

Institutional Investment Manager Filing this Report:

Name:       The Providence Group Advisors, Inc.
Address:    100 Westminster Street, RIMOF11J
            Providence, RI  02903

Form 13F File Number: 28-3148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William C. Tuggle
            Vice President & Treasurer
Phone:      401-278-5487

Signature, Place, and Date of Signing:

      /s/ William C. Tuggle            Providence, RI          November 12, 1999
      -------------------------   ---------------------------  -----------------
            (Signature)                 (City, State)               Date

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:         $46,382
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

1.       28-452         Fleet Boston Corporation
                        (Formerly Fleet Financial Group, Inc.)

             COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4  COLUMN 5     COLUMN 6           COLUMN 7          COLUMN 8

                                                                VALUE    SHARES OR SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP      (X$1000)   PRN ANT  PRN  CALL DISCRETION  MANAGERS   SOLE  SHARED NON
          --------------           --------------   -----      --------   -------  ---  ---- ----------  --------   ----  ------ ---
AMERICAN HOME PRODS CORP COM       COM               26609107       722     17395  SH        SOLE                  17395
AMERICAN INTL GROUP INC COM        COM               26874107      2462     28324  SH        SOLE                  28324
AUTOMATIC DATA PROCESSING IN COM   COM               53015103      1896     42480  SH        SOLE                  42480
BANK NEW YORK INC COM              COM               64057102       421     12600  SH        SOLE                  12600
BOEING CO COM                      COM               97023105      1183     27760  SH        SOLE                  27760
CISCO SYS INC COM                  COM              17275R102      2449     35726  SH        SOLE                  35726
CITIGROUP INC COM                  COM              172967101      1131     25709  SH        SOLE                  25709
CVS CORP COM                       COM              126650100       781     19130  SH        SOLE                  19130
DISNEY WALT COMPANY COM            COM              254687106       744     28605  SH        SOLE                  28605
EMERSON ELEC CO COM                COM              291011104      1159     18350  SH        SOLE                  18350
EXXON CORP COM                     COM              302290101      1185     15597  SH        SOLE                  15597
FEDERAL NATL MTG ASSN COM          COM              313586109       952     15190  SH        SOLE                  15190
GANNETT INC COM                    COM              364730101      1190     17200  SH        SOLE                  17200
GENERAL ELEC CO COM                COM              369604103      3172     26757  SH        SOLE                  26757
GILLETTE CO COM                    COM              375766102       960     28295  SH        SOLE                  28295
HEWLETT PACKARD CO COM             COM              428236103      1516     16705  SH        SOLE                  16705
HOME DEPOT INC COM                 COM              437076102      2702     39375  SH        SOLE                  39375
INTEL CORP COM                     COM              458140100      2766     37225  SH        SOLE                  37225
JANUS FUND                         COM              471023101      1566     17045  SH        SOLE                  17045
JOHNSON & JOHNSON COM              COM              478160104      1566     17405  SH        SOLE                  17405
MCDONALDS CORP COM                 COM              580135101      1491     34475  SH        SOLE                  34475
MCI WORLDCOM INC                   COM              55268B106      1343     18690  SH        SOLE                  18690
MINNESOTA MNG & MFG CO             COM              604059105      1079     11230  SH        SOLE                  11230
MERCK & CO INC COM                 COM              589331107      1880     29005  SH        SOLE                  29005
MICROSOFT CORP COM                 COM              594918104      3469     38310  SH        SOLE                  38310
MORGAN STANLEY INST INTL EQUITY    COM              61744J408       329     16350  SH        SOLE                  16350
PEPSICO INC COM                    COM              713448108      1377     45140  SH        SOLE                  45140
ROYAL DUTCH PETE CO NY             COM              780257804      1345     22765  SH        SOLE                  22765
SCHLUMBERGER LTD COM               COM              806857108      1702     27310  SH        SOLE                  27310
SARA LEE CORP                      COM              803111103       491      2100  SH        SOLE                   2100
STAPLES INC COM                    COM              855030102       450     20625  SH        SOLE                  20625
WALGREEN CO                        COM              931422109       339     13350  SH        SOLE                  13350
WILLIAMS COS INC DEL               COM              969457100       564      1500  SH        SOLE                   1500



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